Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000009616 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class A Shares
Trading Symbol	PGBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009618 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class C Shares
Trading Symbol	OBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class C Shares)	$67	1.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[2]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009615 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class I Shares
Trading Symbol	WOBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[3]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070638 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R2 Shares)	$55	1.08%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[4]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173234 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R3 Shares)	$42	0.82%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[5]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173235 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R4 Shares)	$29	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[6]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000033520 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R5 Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[7]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Fund (Class R6 Shares)	$16	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[8]
Net Assets	$ 51,341,151,000
Holdings Count | Holding	3,618
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,341,151
Total number of portfolio holdings	3,618
Portfolio turnover rate	20%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009621 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class A Shares
Trading Symbol	ONIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class A Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[9]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class C Shares
Trading Symbol	OBDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class C Shares)	$69	1.36%
*	This charge is annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[10]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class I Shares
Trading Symbol	HLIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class I Shares)	$23	0.45%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[11]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R2 Shares)	$57	1.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[12]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173236 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R3 Shares)	$44	0.87%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[13]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173237 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R4 Shares)	$31	0.62%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[14]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173238 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R5 Shares)	$24	0.46%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[15]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond Fund (Class R6 Shares)	$18	0.36%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[16]
Net Assets	$ 24,149,556,000
Holdings Count | Holding	2,982
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$24,149,556
Total number of portfolio holdings	2,982
Portfolio turnover rate	39%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class A Shares
Trading Symbol	OGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class A Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[17]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class C Shares
Trading Symbol	OGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class C Shares)	$61	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[18]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class I Shares
Trading Symbol	HLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class I Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[19]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R2 Shares)	$53	1.04%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[20]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171356 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R3 Shares
Trading Symbol	OGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R3 Shares)	$40	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[21]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171357 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R4 Shares
Trading Symbol	OGGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R4 Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[22]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OGGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Government Bond Fund (Class R6 Shares)	$15	0.29%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[23]
Net Assets	$ 1,899,325,000
Holdings Count | Holding	355
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,899,325
Total number of portfolio holdings	355
Portfolio turnover rate	12%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class A Shares
Trading Symbol	OHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class A Shares)	$46	0.89%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[24]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class C Shares
Trading Symbol	OGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class C Shares)	$71	1.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[25]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class I Shares
Trading Symbol	OHYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class I Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[26]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R2 Shares
Trading Symbol	JHYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R2 Shares)	$64	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[27]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000192734 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R3 Shares
Trading Symbol	JRJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R3 Shares)	$51	0.99%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[28]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000192735 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R4 Shares
Trading Symbol	JRJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R4 Shares)	$39	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[29]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000033521 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R5 Shares
Trading Symbol	JYHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R5 Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[30]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R6 Shares
Trading Symbol	JHYUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Fund (Class R6 Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[31]
Net Assets	$ 6,622,196,000
Holdings Count | Holding	829
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,622,196
Total number of portfolio holdings	829
Portfolio turnover rate	15%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009654 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class A Shares
Trading Symbol	OGLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class A Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[32]
Net Assets	$ 10,660,962,000
Holdings Count | Holding	1,627
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,660,962
Total number of portfolio holdings	1,627
Portfolio turnover rate	35%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class C Shares
Trading Symbol	OSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class C Shares)	$55	1.08%
*	This charge is annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[33]
Net Assets	$ 10,660,962,000
Holdings Count | Holding	1,627
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,660,962
Total number of portfolio holdings	1,627
Portfolio turnover rate	35%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class I Shares
Trading Symbol	HLLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class I Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[34]
Net Assets	$ 10,660,962,000
Holdings Count | Holding	1,627
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,660,962
Total number of portfolio holdings	1,627
Portfolio turnover rate	35%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JSDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Bond Fund (Class R6 Shares)	$14	0.27%
*	This charge is annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[35]
Net Assets	$ 10,660,962,000
Holdings Count | Holding	1,627
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,660,962
Total number of portfolio holdings	1,627
Portfolio turnover rate	35%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009692 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	OSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	$35	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[36]
Net Assets	$ 816,077,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$816,077
Total number of portfolio holdings	373
Portfolio turnover rate	18%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009694 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	STMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	$61	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[37]
Net Assets	$ 816,077,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$816,077
Total number of portfolio holdings	373
Portfolio turnover rate	18%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000077258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	JIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[38]
Net Assets	$ 816,077,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$816,077
Total number of portfolio holdings	373
Portfolio turnover rate	18%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205207 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[39]
Net Assets	$ 816,077,000
Holdings Count | Holding	373
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$816,077
Total number of portfolio holdings	373
Portfolio turnover rate	18%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009697 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	PMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class A Shares)	$33	0.66%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[40]
Net Assets	$ 762,473,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,473
Total number of portfolio holdings	386
Portfolio turnover rate	41%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009695 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class C Shares)	$62	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[41]
Net Assets	$ 762,473,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,473
Total number of portfolio holdings	386
Portfolio turnover rate	41%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009696 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	PRBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class I Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[42]
Net Assets	$ 762,473,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,473
Total number of portfolio holdings	386
Portfolio turnover rate	41%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205208 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	RUNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Tax Free Bond Fund (Class R6 Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[43]
Net Assets	$ 762,473,000
Holdings Count | Holding	386
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$762,473
Total number of portfolio holdings	386
Portfolio turnover rate	41%

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000010926 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[44]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010922 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[45]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010918 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[46]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010927 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Investor Shares
Trading Symbol	HLPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Investor Shares)	$24	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[47]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010923 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[48]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010924 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[49]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010925 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Liquid Assets Money Market Fund (Reserve Shares)	$35	0.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[50]
Net Assets	$ 83,298,729,000
Holdings Count | Holding	482
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,298,729
Total number of portfolio holdings	482

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.8
8–30 calendar days	4.1
31–60 calendar days	7.7
61–90 calendar days	5.4
91–180 calendar days	7.2
181+ calendar days	7.8

C000010932 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JMAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[51]
Net Assets	$ 2,648,473,000
Holdings Count | Holding	334
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,648,473
Total number of portfolio holdings	334

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	28.4
8–30 calendar days	49.3
31–60 calendar days	6.0
61–90 calendar days	3.4
91–180 calendar days	3.6
181+ calendar days	9.3

C000010928 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[52]
Net Assets	$ 2,648,473,000
Holdings Count | Holding	334
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,648,473
Total number of portfolio holdings	334

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	28.4
8–30 calendar days	49.3
31–60 calendar days	6.0
61–90 calendar days	3.4
91–180 calendar days	3.6
181+ calendar days	9.3

C000010929 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Morgan Shares)	$30	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[53]
Net Assets	$ 2,648,473,000
Holdings Count | Holding	334
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,648,473
Total number of portfolio holdings	334

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	28.4
8–30 calendar days	49.3
31–60 calendar days	6.0
61–90 calendar days	3.4
91–180 calendar days	3.6
181+ calendar days	9.3

C000010930 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	HTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Premier Shares)	$22	0.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[54]
Net Assets	$ 2,648,473,000
Holdings Count | Holding	334
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,648,473
Total number of portfolio holdings	334

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	28.4
8–30 calendar days	49.3
31–60 calendar days	6.0
61–90 calendar days	3.4
91–180 calendar days	3.6
181+ calendar days	9.3

C000010933 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	SJMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal Money Market Fund (Service Shares)	$53	1.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[55]
Net Assets	$ 2,648,473,000
Holdings Count | Holding	334
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,648,473
Total number of portfolio holdings	334

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	28.4
8–30 calendar days	49.3
31–60 calendar days	6.0
61–90 calendar days	3.4
91–180 calendar days	3.6
181+ calendar days	9.3

C000212348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Academy Shares
Trading Symbol	JGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Academy Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[56]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010945 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Agency Shares
Trading Symbol	OGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[57]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010941 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Capital Shares
Trading Symbol	OGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Capital Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[58]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000225258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Empower Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[59]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000115393 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	IM Shares
Trading Symbol	MGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (IM Shares)	$6	0.11%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[60]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[61]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000078417 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	JGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Investor Shares)	$24	0.46%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[62]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010942 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Morgan Shares)	$29	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[63]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010943 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Premier Shares
Trading Symbol	OGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Premier Shares)	$21	0.41%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[64]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010944 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[65]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000010946 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Service Shares
Trading Symbol	SJGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Service Shares)	$52	1.01%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[66]
Net Assets	$ 305,478,639,000
Holdings Count | Holding	222
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$305,478,639
Total number of portfolio holdings	222

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	51.5
8–30 calendar days	3.1
31–60 calendar days	16.8
61–90 calendar days	4.4
91–180 calendar days	16.2
181+ calendar days	8.0

C000222399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[67]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000010953 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[68]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000165408 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Capital Shares
Trading Symbol	JTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[69]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000225259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[70]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000115394 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	IM Shares
Trading Symbol	MJPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares)	$6	0.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[71]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000010947 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[72]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000010954 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Investor Shares
Trading Symbol	HGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares)	$24	0.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[73]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000010950 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Morgan Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[74]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000010951 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares)	$21	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[75]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

C000010952 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares)	$34	0.67%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[76]
Net Assets	$ 51,176,378,000
Holdings Count | Holding	87
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$51,176,378
Total number of portfolio holdings	87

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	52.7
8–30 calendar days	2.3
31–60 calendar days	13.0
61–90 calendar days	8.5
91–180 calendar days	15.9
181+ calendar days	7.6

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